Accounts payable and accrued liabilities - Components of accounts payable and accrued liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Trade payables	$ 578,893	$ 677,615	$ 64,213
Payable to related parties (note 8)	296,059	447,777	517,960
Accounts payable and accrued liabilities total		$ 1,125,392	$ 582,173